Deferred income tax	12 Months Ended
Dec. 31, 2025
Deferred income tax
Deferred income tax

29.Deferred income tax

(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

		Credit (debit) to			Credit (debit) to
	As of	consolidated		As of	consolidated	As of
	January 1,	statement of profit		December 31,	statement of profit	December 31,
	2024	or loss	Others	2024	or loss	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax
Tax - loss carryforwards	189,970	(40,268)	—	149,702	(40,952)	108,750
Difference in depreciation and amortization rates	44,425	6,562	—	50,987	3,164	54,151
Provision for closure of mining units, net	32,578	(3,573)	—	29,005	11,641	40,646
Provision for impairment of value of inventory	10,585	(1,270)	—	9,315	454	9,769
Contingent consideration liability	6,391	2,003	—	8,394	3,335	11,729
Provision for bonuses to employees and officers	2,478	(593)	—	1,885	814	2,699
Impairment loss of long-lived assets provision	1,930	—	—	1,930	—	1,930
Contractors claims provisions	371	1,020	—	1,391	126	1,517
Other	10,633	4,818	211	15,662	568	16,230
	299,361	(31,301)	211	268,271	(20,850)	247,421
Deferred assets for mining royalties and special mining tax	9	(10)	1	—	—	—
Total deferred asset	299,370	(31,311)	212	268,271	(20,850)	247,421

Deferred liability for income tax
Effect of translation into U.S. dollars	(47,649)	(7,833)	—	(55,482)	49,600	(5,882)
Differences in amortization rates for development costs	(75,108)	(11,230)	—	(86,338)	(23,116)	(109,454)
Difference in depreciation and amortization rates	(45,267)	1,541	—	(43,726)	1,475	(42,251)
Fair value of mining concessions	(14,892)	—	—	(14,892)	—	(14,892)
Withdrawal of the sale of Contacto Corredores de Seguros S.A. investment	(1,220)	1,220	—	—	—	—
Fair value of account receivables	(836)	836	—	—	(23,138)	(23,138)
Other	(12,923)	(6,426)	—	(19,349)	5,691	(13,658)
	(197,895)	(21,892)	—	(219,787)	10,512	(209,275)

Deferred liability for mining royalties and special mining tax	(26)	155	—	129	2,471	2,600
Total deferred tax assets an liability	(197,921)	(21,737)	—	(219,658)	12,983	(206,675)

Deferred income tax asset, net	101,449	(53,048)	212	48,613	(7,867)	40,746

(b)	The deferred tax asset is presented in the consolidated statement of financial position:

	2025	2024
	US$(000)	US$(000)

Deferred income tax asset, net	80,740	91,677
Deferred income tax liability, net	(39,994)	(43,064)
	40,746	48,613

(c)	The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2025, 2024 and 2023:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	(84,440)	(88,485)	(63,782)
Deferred	(10,338)	(53,203)	26,193
	(94,778)	(141,688)	(37,589)
Mining Royalties and Special Mining Tax
Current	(35,894)	(14,631)	(5,524)
Deferred	2,471	155	119
	(33,423)	(14,476)	(5,405)

Total income tax	(128,201)	(156,164)	(42,994)

(d)	Below is a reconciliation of income tax expense and the accounting profit before income tax multiplied by the statutory tax rate for the years 2025, 2024 and 2023:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Profit before income tax	967,310	573,449	82,524
Loss from discontinued operations before income tax	(8,921)	(1,022)	(6,848)

Profit before income tax	958,389	572,427	75,676

Theoretical income tax expense	(283,115)	(168,866)	(22,324)

Permanent items and others:
Share in the results of associates and joint venture (e)	90,837	56,005	44,906
Effect of translation into U.S. dollars	65,791	(7,794)	11,222
Exchange rate effect of permanent items	18,067	(9,931)	(10,553)
Income tax from previous years	11,448	—	—
Non-deductible expenses	12,761	(1,472)	5,106
Derecognition of asset for non-recoverable tax loss	(7,198)	—	—
Non-deductible expense related to deferred stripping activity	(899)	(6,289)	—
Liability related to the tax claim of the years 2009-2010, note 30(d)	—	—	(20,075)
Other permanent items	4,094	(1,670)	(554)
Income tax (expense) benefit	(92,308)	(138,347)	8,282
Higher income tax paid by order of the Tax Administration for the year 2014, note 30(d)	—	(3,823)	—
Income tax of tax claim, note 30(d)	—	—	(45,126)
Mining Royalties and Special Mining Tax	(35,893)	(13,994)	(6,150)
Total income tax expense	(128,201)	(156,164)	(42,994)

Income tax from continuing operations	(128,201)	(156,164)	(42,994)
Income tax from discontinued operations	—	—	—
	(128,201)	(156,164)	(42,994)

Effective tax rate	13.38%	27.28%	56.81%

(e)	Related to the investment in associates, the Group has not recognized a deferred income tax asset of US$121.6 million as of December 31, 2025, originated by the difference between the financial and taxable basis of these investments (US$96.5 million as of December 31, 2024). Management believes that the timing differences will be reversed in the future without taxable effects. There is no legal or contractual obligation that would require the Company’s management to sell its investment in its associates (which event would result in a taxable capital gain based on current tax law).

(f)	As December 31, 2025, the Group maintains an asset for current income taxes of US$2,441,000 (US$602,000 current portion and US$1,839,000 non-current portion) and a liability for current income taxes of US$43,422,000. As December 31, 2024, the Group maintained an asset and liability for income taxes of US$5,900,000 (US$4,257,000 current portion and US$1,643,000 non-current portion) and a current income tax liability of US$49,465,000.

(g)

As of December 31, 2025, the Group performed, at its subsidiary Río Seco, an assessment of the recoverability of its deferred tax assets in accordance with the guidelines set forth in IAS 12. As a result of this analysis, a write-off (derecognition) amounting to US$7,198,000 was recognized. The Group justified this write-off based on cash flow projections for the period 2026–2034, which indicated that there is no reasonable probability of generating sufficient taxable income to fully utilize the carried-forward tax losses.